Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2011
Voyage Vessel Operating Expenses (Abstract)
Voyage And Vessel Operating Expenses
17.  Voyage and Vessel Operating expenses:

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2009	2010	2011
Voyage expenses
Port Charges and other	$1,732	$1,899	$6,040
Bunkers	(630)	5,393	21,196
Commissions charged by third parties	18,215	20,271	15,504
	19,317	27,563	42,740
Commissions charged by related parties	2,260	3,188	3,892
	$21,577	$30,751	$46,632

	2009	2010	2011
Vessel Operating expenses
Crew wages and related costs	$39,558	$42,093	$43,122
Insurance	9,617	9,081	9,043
Repairs, spares and maintenance	16,923	18,809	17,037
Consumable stores	14,113	13,192	12,892
Tonnage taxes	476	483	404
Miscellaneous	2,510	3,042	2,576
	$83,197	$86,700	$85,074